Warrants reserve	6 Months Ended
Feb. 29, 2024
Warrants Reserve
Warrants reserve

13.	Warrants reserve

	Number of warrants	Weighted average exercise price per share	Weighted average remaining contractual life (years)
Balance – August 31, 2023	38,968,037	$0.68	2.8
Warrants expired	(2,777,268)	$1.50
Balance – February 29, 2024	36,190,769	$0.62	2.4

As at February 29, 2024, the following warrants were outstanding:

	Number of Warrants	Exercise price		Expiry date
Private placement financing warrants - February 11, 2021	16,461,539	$0.80		February 11, 2026
Private placement financing broker warrants - February 11, 2021	1,152,307	$0.80		February 11, 2026
Private placement financing warrants – January 26, 2022	17,948,718	$0.44		January 26, 2027
Private placement financing placement agent warrants – January 26, 2022	628,205	$0.44		January 26, 2027
Balance – February 29, 2024	36,190,769	$0.62	(1)
(1)	Total represents weighted average.